Leases (Details) - Schedule of supplemental cash flow information related to the lease costs $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Cash paid for amounts included in measurement of lease liability:
Operating cash flows for operating leases	$ 1,259
Right-of-use asset recognized with corresponding lease liability:
Operating leases	$ 3,528